CASH AND CASH EQUIVALENTS - Money Market (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Total mutual fund	$ 96,251,062	$ 113,363,280
Mutual fund Ita - Chile
Cash and cash equivalents
Total mutual fund		1,500,306
Mutual fund Banco Estado - Chile
Cash and cash equivalents
Total mutual fund	9,002,000	14,375,037
Fima fund Saving Plus C-Argentina
Cash and cash equivalents
Total mutual fund	8,275,073
Mutual fund Ita - Brasil
Cash and cash equivalents
Total mutual fund	4,922,923	9,097,387
Mutual fund Santander - Brasil
Cash and cash equivalents
Total mutual fund	4,748,368	6,287,332
Mutual fund Bradesco - Brasil
Cash and cash equivalents
Total mutual fund	5,046,882	6,299,734
Mutual fund Corporativo Banchile - Chile
Cash and cash equivalents
Total mutual fund	17,645,940	6,305,390
Mutual fund Banco Security - Chile
Cash and cash equivalents
Total mutual fund	14,242,343	5,214,179
Mutual fund Banco Bice - Chile
Cash and cash equivalents
Total mutual fund		4,616,379
Fima fund Saving Pesos C-Argentina
Cash and cash equivalents
Total mutual fund	8,308,664
Mutual fund Banco Santander - Chile
Cash and cash equivalents
Total mutual fund		8,242,619
Wester Asset Institutional Cash Reserves - USA
Cash and cash equivalents
Total mutual fund	3,740,526	46,207,447
Mutual fund Larrain Vial-Chile
Cash and cash equivalents
Total mutual fund	6,349,486
Mutual fund BTG-Chile
Cash and cash equivalents
Total mutual fund	5,823,608
Fund Fima Premium B - Argentina
Cash and cash equivalents
Total mutual fund	1,495,556	3,717,158
Mutual fund Scotiabank - Chile
Cash and cash equivalents
Total mutual fund	5,878,523	$ 1,500,312
Citi Institutional Liquid Reserves Limited (CGAM)
Cash and cash equivalents
Total mutual fund	$ 771,170